Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 12 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides share option programs to directors and officers and contributes to a post-employment defined contribution plan on behalf of employees, see Note 9 for the balances and Note 11 regarding share based payments.

Certain officers are entitled to termination benefits of up to 6 monthly salaries or fees, See Note 18.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2022	2021	2020
	USD thousands
Short - term employee benefits	2,623	2,402	1,982
Post-employment benefits	11	27	19
Share based payments	1,930	1,446	1,667

	4,564	3,875	3,668

The Company recorded expenses to directors:

	For the year ended December 31
	2022	2021	2020
	USD thousands
Short - term benefits	448	323	306
Share based payments	311	478	742

	759	801	1,048